Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Nov. 30, 2017 USD ($) cruise_ship	Nov. 30, 2016 USD ($)	Nov. 30, 2015 USD ($)
Accounting Policies [Abstract]
Number of cruise ships | cruise_ship	103
Fees, taxes, and charges	$ 579	$ 540	$ 524
Advertising expenses	$ 645	$ 630	$ 627